Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Goodwill	£ 9,532	£ 9,729
Other intangible assets	3,564	3,431
Property, plant and equipment	74,091	68,907
Other non-current assets	959	848
Pension assets	2,489	2,407
Financial and other investments	798	880
Investments in joint ventures and associates	608	1,420
Derivative financial assets	369	324
Total non-current assets	92,410	87,946
Current assets
Inventories	557	828
Trade and other receivables	4,092	3,415
Current tax assets	11	11
Financial and other investments	5,753	3,699
Derivative financial assets	113	44
Cash and cash equivalents	1,178	559
Assets held for sale	2,628	1,823
Total current assets	14,332	10,379
Total assets	106,742	98,325
Current liabilities
Borrowings	(4,662)	(4,859)
Derivative financial liabilities	(381)	(335)
Trade and other payables	(4,472)	(4,076)
Contract liabilities	(96)	(127)
Current tax liabilities	(219)	(220)
Provisions	(357)	(298)
Liabilities held for sale	(434)	(1,474)
Total current liabilities	(10,621)	(11,389)
Non-current liabilities
Borrowings	(42,877)	(42,213)
Derivative financial liabilities	(821)	(909)
Other non-current liabilities	(876)	(880)
Contract liabilities	(2,418)	(2,119)
Deferred tax liabilities	(8,038)	(7,519)
Pensions and other post-retirement benefit obligations	(573)	(593)
Provisions	(2,692)	(2,811)
Total non-current liabilities	(58,295)	(57,044)
Total liabilities	(68,916)	(68,433)
Net assets	37,826	29,892
Equity
Share capital	638	493
Share premium account	1,292	1,298
Retained earnings	40,106	32,066
Other equity reserves	(4,233)	(3,990)
Total shareholders’ equity	37,803	29,867
Non-controlling interests	23	25
Total equity	£ 37,826	£ 29,892